Equitable Financial Life Insurance Company

Supplement dated September 2, 2022 to the current variable annuity prospectuses for:

•	Investment Edge 15
•	Investment Edge 21
•	Retirement Cornerstone® Series 13.0

This Supplement updates certain information in the Appendix listing available Portfolio Companies in the most recent prospectuses, initial summary prospectuses and updating summary prospectuses for variable annuity contracts and in any supplements to those prospectuses, initial summary prospectuses and updating summary prospectuses (collectively, the “Prospectuses”). Unless otherwise indicated, all other information included in your prospectus remains unchanged. You should read this Supplement in conjunction with the Prospectus and retain it for future reference. The terms we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in the Prospectus.

The Portfolios discussed below may not be available in all contracts. Please refer to your Prospectuses for the current variable investment options and corresponding underlying Portfolios available to you under your contract.

The purpose of this Supplement is to provide you with information regarding certain Portfolio substitutions. As is applicable to your contract, please note the following:

(1)	Substitution of Underlying Portfolio Shares.

On or about November 11, 2022, pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, shares of the Replacement Portfolios listed in the table below will be substituted for shares of the corresponding Removed Portfolios listed opposite their names at relative net asset value. Each of the Removed Portfolios currently serves as an underlying Portfolio for a variable investment option. At the time of the substitution, each impacted variable investment option will change its name to correspond to the Replacement Portfolio name. We will automatically direct any contributions, allocation elections, rebalancing or other transaction made using the old variable investment option name to the applicable new variable investment option name. Until each substitution occurs, the variable investment option that invests in the underlying portfolio being substituted will be available for investment. You may continue to transfer your account value among the investment options prior to the substitution, as usual, including choosing to transfer your account value in an impacted variable investment option to other investment options under your contract. Once each substitution occurs, the variable investment option that invests in the underlying portfolio that was substituted will no longer be available for investment and the remaining account value in the Removed Portfolio will be transferred to the Replacement Portfolio. You are permitted to make transfers out of each Removed Portfolio to one or more other Portfolios.

Note: We will not exercise any rights reserved by us under the contract to impose additional restrictions on transfers until at least 30 days after the Substitution Date, and any transfers out of a Replacement Portfolio during the 30-day period following the Substitution Date will not count against any limited number of transfers or a limited number of transfers permitted without a transfer charge, as applicable. Please contact the customer service center referenced in your Prospectus for more information about your variable investment options and for information on how to transfer your account value.

The Removed Portfolios (current underlying Portfolios) and corresponding Replacement Portfolios (new underlying Portfolios) are:

Removed Portfolio		Replacement Portfolio

7Twelve Balanced Portfolio	will be substituted for:	EQ/All Asset Growth Allocation Portfolio†

ClearBridge Variable Aggressive Growth Portfolio	will be substituted for:	EQ/Loomis Sayles Growth Portfolio

ClearBridge Variable Dividend Strategy Portfolio	will be substituted for:	EQ/Franklin Rising Dividends Portfolio

Delaware Ivy VIP Global Equity Income	will be substituted for:	EQ/Franklin Rising Dividends Portfolio

Delaware Ivy VIP Natural Resources	will be substituted for:	1290 VT Natural Resources Portfolio

Delaware Ivy VIP Small Cap Growth	will be substituted for:	EQ/AB Small Cap Growth Portfolio

New Biz/Inforce/Mailing	Catalog No. 164730
IM-82-22(8/22)	#390318

Removed Portfolio		Replacement Portfolio

Franklin Mutual Shares VIP Fund	will be substituted for:	EQ/JPMorgan Value Opportunities Portfolio

Hartford Capital Appreciation HLS Fund	will be substituted for:	EQ/Fidelity Institutional AM® Large Cap Portfolio

Janus Henderson Adaptive Risk Managed U.S. Equity Portfolio	will be substituted for:	EQ/500 Managed Volatility Portfolio†

Lord Abbett Series Fund Growth Opportunities Portfolio	will be substituted for:	EQ/Janus Enterprise Portfolio

MFS® Research Series	will be substituted for:	EQ/Fidelity Institutional AM® Large Cap Portfolio

Neuberger Berman International Equity Portfolio	will be substituted for:	EQ/MFS International Intrinsic Value Portfolio

Putnam VT Diversified Income Fund	will be substituted for:	EQ/Core Plus Bond Portfolio

Templeton Foreign VIP Fund	will be substituted for:	EQ/International Equity Index Portfolio

†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in the prospectus for more information regarding volatility management.

For some period of time after each substitution occurs, you may still receive correspondence or documents using the corresponding substituted fund name.

Note: You will not bear any of the expenses related to the substitutions, and the substitution will have no tax consequences for you.

(2)	New Variable Investment Options

Effective on or about November 11, 2022, pursuant to the terms of your variable annuity contract and consistent with the terms and conditions of the U.S. Securities and Exchange Commission’s statement on insurance product fund substitutions, the following variable investment options and corresponding underlying fund portfolios will be available in the corresponding products:

Variable Investment Option & Underlying Fund Portfolio		Product(s)

EQ/500 Managed Volatility	will be added to:	Investment Edge 15; Investment Edge 21

EQ/Core Plus Bond	will be added to:	Investment Edge 15; Investment Edge 21

EQ/JPMorgan Value Opportunities	will be added to:	Retirement Cornerstone® Series 13.0

Therefore, as applicable to your contract, the following information has been added to the “Portfolio Companies available under the contract” in the Prospectus:

Affiliated Portfolio Companies:

		Current Expenses	Average Annual Total Returns (as of 12/31/2021)
TYPE	Portfolio Company – Investment Adviser; Sub-Adviser(s), as applicable		1 year	5 year	10 year
Equity	EQ/500 Managed Volatility† — EIMG; AllianceBernstein L.P., BlackRock Investment Management, LLC	0.78%	27.63%	17.09%	15.30%
Fixed Income	EQ/Core Plus Bond — EIMG; AXA Investment Managers, US Inc., Brandywine Global Investment Management, LLC, Loomis, Sayles & Company, L.P.	0.95%^	-1.76%	4.17%	2.98%
Equity	EQ/JPMorgan Value Opportunities — EIMG; J.P. Morgan Investment Management Inc.	0.96%	23.18%	11.70%	14.05%
^	This Portfolio’s annual expenses reflect temporary fee reductions.
†

EQ Managed Volatility Portfolios that include the EQ volatility management strategy as part of their investment objective and/or principal investment strategy, and the EQ/affiliated Fund of Fund Portfolios that invest in Portfolios that use the EQ volatility management strategy, are identified in the chart by a “†“. See “Portfolios of the Trusts” in the prospectus for more information regarding volatility management.

Certain Removed Portfolios (and therefore the corresponding Replacement Portfolios) may not be available under your contract. See your Prospectus for more information.

2